Estimated Amortization expense (Details) $ in Thousands	Sep. 30, 2015 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 186
2017	177
2018	166
2019	154
2020	153
Total	$ 836